Issued Capital (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Issued Capital [Abstract]
Schedule of Issued capital
	Consolidated
	December 2024	June 2024	December 2024	June 2024
	Shares	Shares	$	$
Ordinary shares – fully paid	9,651,102	8,118,075	33,594,052	26,608,227

	Consolidated
	30 June 2024	30 June 2023	30 June 2024	30 June 2023
	Shares	Shares	$	$
Ordinary shares – fully paid	8,118,075	8,118,075	26,608,227	26,608,227

Schedule of Movements in Ordinary Share Capital

Movements in ordinary share capital

Details	Date	Shares	Issue Price	$
Opening balance	1 July 2024	8,118,075	$0.0000	26,608,227
Initial public offering	30 October 2024	1,300,000	$6.0870	7,913,463
Shares issued in lieu of broker fees	31 October 2024	20,000	$7,6024	152,048
Shares issued in Lieu of Marketing fees	15 November 2024	45,000	$2.5500	114,750
Shares issued in Lieu of Investor fees	25 November 2024	68,027	$4.5200	307,482
Share issued in lieu of advisory fee	31 October 2024	100,000	$3.6100	361,000
Capital raising cost		—	$0.0000	(1,862,917)
Total		9,651,102		33,594,053

Movements in ordinary share capital

Details	Date	Shares	Issue price	$
Opening balance	1 July 2022	7,371,807		25,298,909
Shares issued to existing shareholders	26 September 2022	746,268	$1.91776	1,431,162
Share capital raising costs		—		(121,844)
Opening balance	30 June 2023	8,118,075		26,608,227
Closing balance	30 June 2024	8,118,075		26,608,227